Max Berueffy
Senior Associate Counsel
Writer’s Direct Number: (205) 268-3581
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220

May 3, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:           United Investors Life Insurance Company
                  United Investors Universal Life Variable Account
                   Advantage Plus
                  Filing Pursuant to Rule 497(j) for
                   File No. 333-182485; 811-08209

Commissioners:

On behalf of  Protective Life Insurance Company and United Investors Universal Life Variable Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Statement of Additional Information being used in connection with the offering of the “Advantage Plus”, a variable life policy, and otherwise required to be filed under Rule 497(c) does not differ from the Statement of Additional Information contained in Post- Effective Amendment No. 1 for United Investors Universal Life Variable Account as filed with the Commission on April 30, 2013 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy

Max Berueffy